United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/08

Date of Reporting Period:  Quarter ended 12/31/07

Item 1.                      Schedule of Investments
Tax Free Instruments Trust

Portfolio of Investments

December 31, 2007 (unaudited)

Principal Amount	Value

		SHORT-TERM MUNICIPALS—100.0%[1]
		Alabama--1.4%
$25,000,000		Health Care Authority for Baptist Health, AL, (Series 2006A-2) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.460%, 1/2/2008	$25,000,000
4,925,000		Jefferson County, AL Sewer System, Warrants(Series 2003B-7) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Lloyds TSB Bank PLC, London LIQ), 3.500%, 1/3/2008	4,925,000
8,036,000		Jefferson County, AL Sewer System, Warrants (Series 2002C-6) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ), 3.500%, 1/3/2008	8,036,000
8,005,000	[2,3]	University of South Alabama, Solar Eclipse (Series 2007-0023), 3.80% TOBs (AMBAC INS)/ (U.S. Bank, N.A. LIQ), Optional Tender 7/10/2008	8,005,000
		TOTAL	45,966,000
		Alaska--2.0%
47,100,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 3.460%, 1/2/2008	47,100,000
17,500,000		Valdez, AK Marine Terminal, (Series 2002) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 3.510%, 1/2/2008	17,500,000
		TOTAL	64,600,000
		Arizona--1.6%
495,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.600%, 1/3/2008	495,000
3,000,000		Arizona Health Facilities Authority, (Series 2006) Weekly VRDNs (La Loma Village)/(Citibank N.A., New York LOC), 3.480%, 1/3/2008	3,000,000
9,775,000	[2,3]	Arizona Health Facilities Authority, Floater Certificates (Series 2006-1782) Weekly VRDNs (Banner Health)/(Morgan Stanley LIQ), 3.510%, 1/3/2008	9,775,000
9,725,000		Maricopa County, AZ, IDA, (Series 1984) Weekly VRDNs (Gannett Co., Inc.), 3.410%, 1/2/2008	9,725,000
1,000,000		Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/ (FNMA LOC), 3.550%, 1/3/2008	1,000,000
6,000,000	[2,3]	Maricopa County, AZ, IDA, PUTTERs (Series 420) Weekly VRDNs (Catholic Healthcare West)/(J.P. Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.480%, 1/4/2008	6,000,000
8,920,000	[2,3]	Phoenix, AZ, P-Floats (Series EC-1118) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.600%, 1/3/2008	8,920,000
13,000,000	[2,3]	Pinal County, AZ Electrical District No. 3, MACON Trust (Series 2006 U-1) Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.510%, 1/3/2008	13,000,000
		TOTAL	51,915,000
		California—5.9%
6,200,000		California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.), 4.150%, 1/3/2008	6,200,000
6,165,000	[2,3]	California State, (PT-4469) Weekly VRDNs (CIFG N.A. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.570%, 1/3/2008	6,165,000
128,300,000		California State, 4.00% RANs, 6/30/2008	128,692,476
700,000		California Statewide Communities Development Authority, (Series 2003A) Weekly VRDNs (Kaiser Permanente), 3.410%, 1/2/2008	700,000
11,300,000		California Statewide Communities Development Authority, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 3.410%, 1/2/2008	11,300,000
22,370,000	[2,3]	Golden State Tobacco Securitization Corp., CA, (MT-400) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.820%, 1/3/2008	22,370,000
780,000	[2,3]	JPMorgan Chase & Co I-PUTTERs Trust (Series 1710P) Weekly VRDNs (AMBAC INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.540%, 1/3/2008	780,000
11,690,000	[2,3]	JPMorgan Chase & Co I-PUTTERs Trust (Series 1711P) Weekly VRDNs (AMBAC, MBIA Insurance Corp. INS) and JPMorgan Chase Bank, N.A. LIQs), 3.540%, 1/3/2008	11,690,000
		TOTAL	187,897,476
		Colorado--0.7%
3,170,000	[2,3]	Colorado Department of Transportation, ROCs (Series 4046) Weekly VRDNs (AMBAC INS)/ (Citigroup, Inc. LIQ), 3.500%, 1/3/2008	3,170,000
2,035,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Servies, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.650%, 1/3/2008	2,035,000
480,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 3.800%, 1/3/2008	480,000
900,000		Colorado Postsecondary Educational Facilities, (Series 1997) Weekly VRDNs (Waldorf School Association of Boulder, Inc. - Shining Mountain Waldorf School)/(Key Bank, N.A. LOC), 3.480%, 1/3/2008	900,000
10,000,000	[2,3]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2007 FR/RI-F9) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.550%, 1/2/2008	10,000,000
2,320,000	[2,3]	E-470 Public Highway Authority, CO, GS Trust (Series 2006-79Z) Weekly VRDNs (MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.480%, 1/3/2008	2,320,000
3,325,000		Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems Corp.)/(Wells Fargo Bank, N.A. LOC), 3.520%, 1/3/2008	3,325,000
		TOTAL	22,230,000
		Connecticut--0.9%
6,800,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Ethel Walker School)/(Allied Irish Banks PLC LOC), 3.470%, 1/3/2008	6,800,000
20,500,000		Connecticut State HEFA, (Series J) Daily VRDNs (Quinnipiac University)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.750%, 1/2/2008	20,500,000
		TOTAL	27,300,000
		Delaware--0.2%
6,665,000		Wilmington, DE, 3.50% BANs, 7/14/2008	6,682,451
		District of Columbia--2.3%
9,955,000	[2,3]	District of Columbia HFA, (Series 2005 BNY5) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.550%, 1/3/2008	9,955,000
8,330,000	[2,3]	District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11), 3.70% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	8,330,000
18,330,000	[2,3]	District of Columbia, (PT-372A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.590%, 1/3/2008	18,330,000
11,260,000	[2,3]	District of Columbia, (PT-372B) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.590%, 1/3/2008	11,260,000
15,000,000		District of Columbia, 4.00% TRANs, 9/30/2008	15,096,994
9,265,000	[2,3]	District of Columbia, Solar Eclipse (Series 2007-0058) Weekly VRDNs (FGIC INS)/(U.S. Bank, N.A. LIQ), 3.510%, 1/3/2008	9,265,000
		TOTAL	72,236,994
		Florida--3.5%
5,000,000		Brevard County, FL School District, (Series 2007), 3.60% TANs, 6/30/2008	5,005,326
10,760,000	[2,3]	Citizens Property Insurance Corp. FL, P-Floats (Series EC-1010) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.600%, 1/3/2008	10,760,000
1,895,000		Florida Higher Educational Facilities Financing Authority, (Series 2005) Weekly VRDNs (Flagler College, Inc.)/(SunTrust Bank LOC), 3.440%, 1/2/2008	1,895,000
7,630,000	[2,3]	Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.600%, 1/3/2008	7,630,000
5,705,000	[2,3]	Florida State Board of Education, P-Floats (Series EC-1049) VRDNs (Florida State)/ (Merrill Lynch & Co., Inc. LIQ), 3.600%, 1/3/2008	5,705,000
3,390,000	[2,3]	Florida State Turnpike Authority, P-Floats (Series EC-1077) VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.600%, 1/3/2008	3,390,000
3,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 4.540%, 1/2/2008	3,500,000
16,075,000		JEA, FL Electric System, Subordinate Revenue Bonds (2001 Series B) Daily VRDNs (Bank of America N.A. LIQ), 3.750%, 1/1/2008	16,075,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 4.520%, 1/3/2008	3,800,000
1,945,000		Martin County, FL IDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of the Treasure Coast, FL)/(SunTrust Bank LOC), 3.490%, 1/2/2008	1,945,000
14,300,000		Martin County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 3.770%, 1/2/2008	14,300,000
36,500,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 3.800%, 1/2/2008	36,500,000
		TOTAL	110,505,326
		Georgia--1.9%
2,500,000	[2,3]	Atlanta, GA Development Authority, Solar Eclipse (Series 2006-0024) Weekly VRDNs (Georgia State University)/(XL Capital Assurance Inc. INS)/(U.S. Bank, N.A. LIQ), 3.670%, 1/3/2008	2,500,000
1,995,000	[2,3]	Georgia State, P-Floats (Series EC-1018) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.600%, 1/3/2008	1,995,000
39,860,000	[2,3]	Milledgeville & Baldwin County, GA Development Authority, Floater Certificates (Series 2006-1887) Weekly VRDNs (Georgia College & State University Foundation Property LLC)/ (AMBAC INS)/(Morgan Stanley LIQ), 3.500%, 1/3/2008	39,860,000
3,855,000		Newnan, GA Housing Authority, (Series 2002) Weekly VRDNs (Summit Point Apartments)/ (Columbus Bank and Trust Co., GA LOC), 3.520%, 1/3/2008	3,855,000
2,570,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank, N.A. LOC), 3.520%, 1/3/2008	2,570,000
10,000,000		Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/ (SunTrust Bank LOC), 3.490%, 1/3/2008	10,000,000
		TOTAL	60,780,000
		Hawaii--1.0%
11,900,000	[2,3]	Hawaii State, (Series 2001-738) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.500%, 1/3/2008	11,900,000
4,270,000	[2,3]	Hawaii State, ROCs (Series 6062) Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.500%, 1/3/2008	4,270,000
4,280,000	[2,3]	Honolulu, HI City & County Wastewater System, Solar Eclipse (Series 2006-0128) Weekly VRDNs (MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), 3.480%, 1/3/2008	4,280,000
3,525,000	[2,3]	University of Hawaii, (PZ-128) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 1/3/2008	3,525,000
8,760,000	[2,3]	University of Hawaii, Solar Eclipse (Series 2007-0064) Weekly VRDNs (MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), 3.480%, 1/3/2008	8,760,000
		TOTAL	32,735,000
		Illinois--5.5%
15,000,000		Chicago, IL Board of Education, (Series 2005D-2) Daily VRDNs (CIFG N.A. INS)/(DePfa Bank PLC LIQ), 3.750%, 1/2/2008	15,000,000
28,290,000		Chicago, IL Midway Airport, (Series 1998B) Daily VRDNs (MBIA Insurance Corp. INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.800%, 1/2/2008	28,290,000
4,910,000	[2,3]	Chicago, IL O'Hare International Airport, MERLOTS (Series 2002 A25) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.500%, 1/2/2008	4,910,000
14,935,000	[2,3]	Chicago, IL O'Hare International Airport, Solar Eclipse (Series 2006-0006) Weekly VRDNs (MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), 3.480%, 1/3/2008	14,935,000
4,000,000	[2,3]	Chicago, IL, (PT-4122) Weekly VRDNs (AMBAC, FGIC INS) and Merrill Lynch & Co., Inc. LIQs), 3.590%, 1/3/2008	4,000,000
1,000,000		Illinois Development Finance Authority IDB Weekly VRDNs (Aurora Central Catholic High School)/(Allied Irish Banks PLC LOC), 3.680%, 1/2/2008	1,000,000
10,930,000	[2,3]	Illinois Municipal Electric Agency, PUTTERs (Series 2105) Weekly VRDNs (FGIC INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.540%, 1/3/2008	10,930,000
20,000,000		Illinois State Toll Highway Authority, (Series 2007 A-2) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ), 3.730%, 1/3/2008	20,000,000
22,495,000	[2,3]	Illinois State, Class A Certificates (Series 2002-189) Weekly VRDNs (FGIC INS)/(Bear Stearns & Co., Inc. LIQ), 3.570%, 1/3/2008	22,495,000
5,095,000	[2,3]	Kane & DeKalb Counties, IL Community Unit School District No. 301, PUTTERs (Series 1458) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.510%, 1/3/2008	5,095,000
16,000,000	[2,3]	Northern Illinois Municipal Power Agency, (Series 2007 FR/METR-M1) Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.640%, 1/2/2008	16,000,000
7,045,000	[2,3]	Regional Transportation Authority, IL, AUSTIN (Series 2003C) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.500%, 1/3/2008	7,045,000
8,745,000	[2,3]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A48) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.500%, 1/2/2008	8,745,000
9,855,000	[2,3]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A24) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.500%, 1/2/2008	9,855,000
5,335,000		Romeoville, IL, (Series 2006) Daily VRDNs (Lewis University)/(JPMorgan Chase Bank, N.A. LOC), 3.750%, 1/2/2008	5,335,000
765,000		Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank N.A., New York LOC), 3.590%, 1/3/2008	765,000
		TOTAL	174,400,000
		Indiana--3.6%
8,850,000		Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 3.520%, 1/3/2008	8,850,000
9,000,000		Carmel Clay Schools, IN, 3.75% TANs, 12/31/2008	9,043,200
715,000		Carmel, IN, (Series 1996-A) Weekly VRDNs (Telamon Corp.)/(LaSalle Bank, N.A. LOC), 3.570%, 1/3/2008	715,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 3.520%, 1/3/2008	9,500,000
1,350,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A. LOC), 3.580%, 1/3/2008	1,350,000
10,000,000	[2,3]	Indiana Health & Educational Facility Financing Authority, (PA-1411) Weekly VRDNs (Clarian Health Obligated Group)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.920%, 1/3/2008	10,000,000
10,000,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.440%, 1/2/2008	10,000,000
3,100,000		Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 3.490%, 1/2/2008	3,100,000
1,685,000	[2,3]	Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.550%, 1/2/2008	1,685,000
24,200,000		Lafayette, IN Solid Waste Disposal, (Series 2006) Weekly VRDNs (Tate & Lyle Ingredients Americas, Inc.)/(Rabobank Nederland, Utrecht LOC), 3.510%, 1/3/2008	24,200,000
7,000,000		Richmond, IN EDA Weekly VRDNs (Gannett Co., Inc.), 3.410%, 1/2/2008	7,000,000
4,990,000	[2,3]	Wayne Township, IN Marion County School Building Corp., Solar Eclipse (Series 2006-0015) Weekly VRDNs (FGIC INS)/(U.S. Bank, N.A. LIQ), 3.510%, 1/3/2008	4,990,000
9,200,000		Whiting, IN Environmental Facilities Revenue, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.850%, 1/2/2008	9,200,000
4,560,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 3.480%, 1/3/2008	4,560,000
12,035,000	[2,3]	Zionsville, IN Community Schools Building Corp., (PT-3854) Weekly VRDNs (FSA INS)/ (Dexia Credit Local LIQ), 3.480%, 1/3/2008	12,035,000
		TOTAL	116,228,200
		Iowa--0.7%
705,000		Iowa Finance Authority, (Series 1998) Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank, N.A. LOC), 3.620%, 1/3/2008	705,000
8,310,000		Iowa State, 4.00% TRANs, 6/30/2008	8,340,298
11,810,000	[2,3]	Tobacco Settlement Authority, IA, ROCs (Series 456CE) Weekly VRDNs (Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.510%, 1/3/2008	11,810,000
		TOTAL	20,855,298
		Kansas--0.2%
6,000,000		Manhattan, KS IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 3.550%, 1/3/2008	6,000,000
		Kentucky--1.6%
12,000,000		Calvert City, KY Pollution Control, (Series 1993A) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.490%, 1/3/2008	12,000,000
3,340,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris, N.A. LOC), 3.640%, 1/3/2008	3,340,000
2,940,000		Jefferson County, KY, (Series 2002A) Weekly VRDNs (ULH, Inc.-University of Louisville)/ (Regions Bank, Alabama LOC), 3.460%, 1/3/2008	2,940,000
2,400,000		Kentucky EDFA, (Series 1999C) Daily VRDNs (Baptist Healthcare System)/(MBIA Insurance Corp. INS)/(National City Bank LIQ), 3.750%, 1/2/2008	2,400,000
10,000,000	[2,3]	Louisville & Jefferson County, KY Metropolitan Government, (PA-1416) Weekly VRDNs (Norton Healthcare, Inc.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.920%, 1/3/2008	10,000,000
19,250,000		Madisonville, KY Hospital Revenue Bonds, (Series 2006) Weekly VRDNs (Trover Clinic Foundation, Inc.)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.480%, 1/3/2008	19,250,000
100,000		Muhlenberg County, KY, (Series 1997) Weekly VRDNs (Plastic Products Co.)/(Wells Fargo Bank, N.A. LOC), 3.620%, 1/3/2008	100,000
		TOTAL	50,030,000
		Louisiana--2.0%
6,000,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT) (Series 2002-17) Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(Bank of America N.A. LIQ), 3.490%, 1/3/2008	6,000,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 3.560%, 1/3/2008	3,000,000
12,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2002) Weekly VRDNs (Isidore Newman School)/(SunTrust Bank LOC), 3.490%, 1/2/2008	12,000,000
11,520,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2007A) Weekly VRDNs (St. James Place of Baton Rouge)/(LaSalle Bank, N.A. LOC), 3.480%, 1/3/2008	11,520,000
21,910,000	[2,3]	Louisiana State, PUTTERs (Series 1254) Weekly VRDNs (MBIA Insurance Corp. INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.500%, 1/3/2008	21,910,000
8,500,000		New Orleans, LA IDB, (Series 2007) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(Whitney National Bank LOC), 3.530%, 1/3/2008	8,500,000
		TOTAL	62,930,000
		Maine--0.3%
8,100,000		Maine Finance Authority, (Series 2002) Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 3.490%, 1/3/2008	8,100,000
1,980,000		Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 4.00% Bonds (AMBAC INS), 7/1/2008	1,981,890
		TOTAL	10,081,890
		Maryland--0.4%
4,150,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.210%, 1/1/2008	4,150,500
9,300,000	[2,3]	Maryland State Health & Higher Educational Facilities Authority, Floater Certificates (Series 2007 FR/RI-FC7) Weekly VRDNs (MedStar Health, Inc.)/(Lehman Brothers Holdings, Inc. SWP), 3.570%, 1/2/2008	9,300,000
515,000	[2,3]	Maryland State, P-Floats (Series EC-1030) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.600%, 1/3/2008	515,000
		TOTAL	13,965,500
		Massachusetts—9.2%
11,020,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 3.400%, 1/3/2008	11,020,000
8,505,000	[2,3]	Commonwealth of Massachusetts, MERLOTS (Series 2002-A9) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.500%, 1/2/2008	8,505,000
4,680,000	[2,3]	Commonwealth of Massachusetts, PUTTERs (Series 1457) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.480%, 1/3/2008	4,680,000
41,185,000	[2,3]	Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FGIC, FSA INS) and JPMorgan Chase Bank, N.A. LIQs), 3.480%, 1/3/2008	41,185,000
18,075,000	[2,3]	Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs (Series 442) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.480%, 1/3/2008	18,075,000
4,963,000		Massachusetts Development Finance Agency, (Series1), 3.42% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 2/6/2008	4,963,000
30,000,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 3.460%, 1/3/2008	30,000,000
20,000,000		Massachusetts HEFA, (Series A) Weekly VRDNs (Suffolk University)/(RBS Citizens Bank N.A. LOC), 3.490%, 1/3/2008	20,000,000
20,000,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Suffolk University)/(RBS Citizens Bank N.A. LOC), 3.490%, 1/3/2008	20,000,000
21,123,000		Massachusetts HEFA, (Series EE), 3.40% CP (Harvard University), Mandatory Tender 2/13/2008	21,123,000
10,140,000	[2,3]	Massachusetts HEFA, MERLOTS (Series 2000-T) Weekly VRDNs (Simmons College)/ (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.500%, 1/2/2008	10,140,000
4,000,000		Massachusetts IFA, (Series 1992B), 2.97% CP (New England Power Co.), Mandatory Tender 2/5/2008	4,000,000
17,000,000		Massachusetts IFA, (Series 1992B), 2.97% CP (New England Power Co.), Mandatory Tender 3/3/2008	17,000,000
8,000,000		Massachusetts IFA, (Series 1992B), 3.45% CP (New England Power Co.), Mandatory Tender 2/7/2008	8,000,000
6,000,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 3.470%, 1/3/2008	6,000,000
10,000,000		Massachusetts School Building Authority, (Series A), 3.40% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 2/7/2008	10,000,000
8,000,000		Massachusetts School Building Authority, (Series A), 3.40% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 3/5/2008	8,000,000
5,065,000	[2,3]	Massachusetts State College Building Authority, MERLOTS (Series 2000-B11) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.500%, 1/2/2008	5,065,000
4,500,000		Massachusetts State Development Finance Agency, (Series 2000) Weekly VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC), 3.470%, 1/3/2008	4,500,000
1,400,000		Massachusetts State Development Finance Agency, (Series 2004A) Weekly VRDNs (Briarwood Retirement Community)/(Comerica Bank LOC), 3.440%, 1/3/2008	1,400,000
5,800,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Becker College)/(Fifth Third Bank, Cincinnati LOC), 3.430%, 1/3/2008	5,800,000
4,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Buckingham Browne & Nichols School)/(JPMorgan Chase Bank, N.A. LOC), 3.460%, 1/3/2008	4,000,000
10,000,000	[2,3]	Massachusetts State HFA, MERLOTS (Series 1999H) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.500%, 1/2/2008	10,000,000
6,505,000	[2,3]	Massachusetts Turnpike Authority, ROCs (Series 536) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.490%, 1/3/2008	6,505,000
7,600,000	[2,3]	Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.500%, 1/2/2008	7,600,000
6,000,000	[2,3]	Massachusetts Water Resources Authority, (PT-4370) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.480%, 1/3/2008	6,000,000
		TOTAL	293,561,000
		Michigan--1.2%
8,420,000	[2,3]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001), 3.65% TOBs (FSA INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/6/2008	8,420,000
10,000,000		Michigan Municipal Bond Authority, (Series 2007B), 4.50% RANs (Bank of Nova Scotia, Toronto LOC), 8/20/2008	10,050,076
4,160,000	[2,3]	Michigan State Building Authority, ROCs 7039 Weekly VRDNs (FGIC INS)/(Citigroup, Inc. LIQ), 3.560%, 1/3/2008	4,160,000
15,400,000		Michigan State, (Series A), 4.00% TRANs (DePfa Bank PLC LOC), 9/30/2008	15,519,930
		TOTAL	38,150,006
		Minnesota--2.6%
39,130,000	[2,3]	Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs (Northern States Power Co., MN)/ (Lehman Brothers Holdings, Inc. SWP), 3.570%, 1/3/2008	39,130,000
30,955,000	[2,3]	Becker, MN, (Series 2006 FR/RI-FP1) Weekly VRDNs (Northern States Power Co., MN)/ (Lehman Brothers Holdings, Inc. SWP), 3.570%, 1/3/2008	30,955,000
570,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank, N.A. LOC), 3.620%, 1/3/2008	570,000
7,585,000	[2,3]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, Class A Certificates (Series 2007-292) Weekly VRDNs (AMBAC INS)/(Bear Stearns & Co., Inc. LIQ), 3.540%, 1/3/2008	7,585,000
6,000,000		Rochester, MN Health Care Facility Authority, (Series 2000A), 2.80% CP (Mayo Foundation)/ (Morgan Stanley Bank LIQ), Mandatory Tender 2/7/2008	6,000,000
		TOTAL	84,240,000
		Mississippi--1.0%
9,000,000		Mississippi Business Finance Corp., (Series 2006) Weekly VRDNs (Lake Harbour Village LLC)/(First Tennessee Bank, N.A. LOC), 3.470%, 1/3/2008	9,000,000
6,605,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (Jackson Heart Realty LLC)/(First Tennessee Bank, N.A. LOC), 3.490%, 1/3/2008	6,605,000
10,000,000		Mississippi Business Finance Corp., (Series 2007A) Weekly VRDNs (PSL-North America LLC)/(JPMorgan Chase Bank, N.A. LOC), 3.470%, 1/3/2008	10,000,000
5,360,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 3.520%, 1/3/2008	5,360,000
400,000		Senatobia, MS Weekly VRDNs (Deltona Lighting Products, Inc.)/(Wachovia Bank N.A. LOC), 3.600%, 1/4/2008	400,000
		TOTAL	31,365,000
		Missouri--1.3%
6,326,000		Branson Creek, MO Community Improvement District, Special Assessment Bonds (Series 2002) Weekly VRDNs (Regions Bank, Alabama LOC), 3.680%, 1/2/2008	6,326,000
1,000,000		Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.520%, 1/3/2008	1,000,000
9,180,000		Missouri State HEFA, (Series 2002) Daily VRDNs (Cox Health Systems)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.750%, 1/2/2008	9,180,000
5,700,000		Missouri State HEFA, (Series 2002) Weekly VRDNs (Barstow School)/(Commerce Bank, N.A., Kansas City LOC), 3.210%, 1/3/2008	5,700,000
19,900,000	[2,3]	St. Louis, MO, SPEARs (DB-161) Weekly VRDNs (Lambert-St. Louis International Airport)/ (MBIA Insurance Corp. INS)/(Deutsche Bank AG LIQ), 3.490%, 1/3/2008	19,900,000
		TOTAL	42,106,000
		Multi State--5.1%
18,857,079	[2,3]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 3.620%, 1/3/2008	18,857,079
4,730,000	[2,3]	Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.580%, 1/3/2008	4,730,000
25,068,000	[2,3]	Clipper Tax-Exempt Certificates Trust (AMT Multistate)/(Series 2002-09) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 3.570%, 1/3/2008	25,068,000
8,000,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT)/(Series 2007-50) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 3.540%, 1/3/2008	8,000,000
37,418,000	[2,3]	JPMorgan Chase & Co I-PUTTERs Trust (Series 1750P) Weekly VRDNs (GTD by Texas PSFG Program)/(AMBAC, FGIC, FSA, MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ)/(United States Treasury PRF), 3.600%, 1/3/2008	37,418,000
10,530,000	[2,3]	JPMorgan Chase & Co. I-PUTTERs Trust (Series 1761P) Weekly VRDNs (FGIC, FSA INS) and JPMorgan Chase Bank, N.A. LIQs), 3.620%, 1/3/2008	10,530,000
34,750,000	[2,3]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001) VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 3.620%, 1/3/2008	34,750,000
11,500,000	[2,3]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002) VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.620%, 1/3/2008	11,500,000
10,790,000	[2,3]	TICs/TOCs MuniMae Trust (Series 2002-1M) Weekly VRDNs (MBIA Insurance Corp. INS) /(GTD by Bayerische Landesbank LIQ), 3.470%, 1/3/2008	10,790,000
		TOTAL	161,643,079
		Nebraska--0.3%
8,270,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(LaSalle Bank, N.A. LOC), 3.540%, 1/3/2008	8,270,000
385,000		Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.620%, 1/3/2008	385,000
280,000		Douglas County, NE, Industrial Development Revenue Refunding Bonds (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing Project)/(JPMorgan Chase Bank, N.A. LOC), 3.520%, 1/3/2008	280,000
1,625,000	[2,3]	Nebraska Investment Finance Authority, MERLOTS (Series 1999A) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.550%, 1/3/2008	1,625,000
		TOTAL	10,560,000
		Nevada--0.2%
5,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2005D-1) Weekly VRDNs (FGIC INS)/(Bayerische Landesbank and Landesbank Baden-Wuerttemberg LIQs), 3.470%, 1/2/2008	5,000,000
		New Hampshire--0.0%
630,000	[2,3]	New Hampshire State HFA, MERLOTS (Series 2002-A4) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.550%, 1/2/2008	630,000
		New Jersey--6.7%
6,700,000		Brigantine, NJ, 4.00% BANs, 5/16/2008	6,706,709
5,000,000		Cresskill, NJ School District, 4.25% BANs, 9/5/2008	5,015,322
3,200,000		Haddon Heights, NJ School District, 4.125% GANs, 8/1/2008	3,205,829
4,119,195		Hopatcong, NJ, 4.00% BANs, 9/19/2008	4,129,722
1,416,100		Kinnelon, NJ, 4.00% BANs, 4/25/2008	1,417,256
8,874,000		Maple Shade Township, NJ School District, 4.125% BANs, 7/31/2008	8,891,627
2,975,000		Mount Laurel Township, NJ, (Series 2007A), 4.00% BANs, 4/25/2008	2,977,515
16,243,000		New Brunswick, NJ, 4.00% BANs, 7/27/2008	16,265,004
5,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (RWJ Health Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.420%, 1/3/2008	5,000,000
11,250,000	[2,3]	New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 2006-269) Weekly VRDNs (AMBAC INS)/(Bear Stearns & Co., Inc. LIQ), 3.560%, 1/3/2008	11,250,000
75,200,000		New Jersey State, (Series Fiscal 2008A), 4.50% TRANs, 6/24/2008	75,512,848
8,000,000		Newark, NJ, General Improvement Notes (Series 2007A-B), 4.00% BANs, 1/24/2008	8,001,461
7,000,000		Newark, NJ, General Improvement Notes (Series 2007D), 4.00% BANs, 4/25/2008	7,005,927
18,000,000		Parsippany-Troy Hills, NJ, 4.00% BANs, 7/11/2008	18,027,269
5,451,500		Somers Point, NJ, (Series 2007A), 4.00% BANs, 7/3/2008	5,457,828
5,000,000		Stafford Township, NJ, (Series 2007B), 3.25% BANs, 8/29/2008	5,008,065
16,485,000	[2,3]	Tobacco Settlement Financing Corp., NJ, (MT-359) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.870%, 1/3/2008	16,485,000
11,915,000	[2,3]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 3.500%, 1/3/2008	11,915,000
		TOTAL	212,272,382
		New Mexico--0.3%
2,000,000		Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.620%, 1/3/2008	2,000,000
8,585,000	[2,3]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT)/(Series 2005-15) Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.540%, 1/3/2008	8,585,000
		TOTAL	10,585,000
		New York--2.2%
8,295,000		Hudson, NY School District, 3.75% BANs, 6/30/2008	8,302,992
10,000,000		Metropolitan Transportation Authority, NY, (Series CP-1), 3.05% CP (MTA Transportation Revenue)/(ABN AMRO Bank NV, Amsterdam LOC), Mandatory Tender 8/12/2008	10,000,000
3,900,000	[2,3]	Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.500%, 1/2/2008	3,900,000
14,750,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank N.A., New York LOCs), 3.740%, 1/2/2008	14,750,000
1,999,000	[2,3]	New York City, NY Municipal Water Finance Authority, Floater Certificates (Series 2006-1926) Weekly VRDNs (Morgan Stanley LIQ), 3.480%, 1/3/2008	1,999,000
25,205,000	[2,3]	New York State Thruway Authority, Floater Certificates (Series 2006-2104) Weekly VRDNs (FGIC, FSA, MBIA Insurance Corp. INS) and Morgan Stanley LIQs), 3.530%, 1/3/2008	25,205,000
7,500,000		Sewanhaka, NY Central High School District, 4.25% TANs, 6/30/2008	7,517,887
		TOTAL	71,674,879
		North Carolina--5.6%
3,258,000		Charlotte, NC Water & Sewer System, 3.70% CP (DePfa Bank PLC LIQ), Mandatory Tender 5/6/2008	3,258,000
2,582,000		Charlotte, NC, (Series 2005), 3.70% CP (KBC Bank NV LIQ), Mandatory Tender 5/8/2008	2,582,000
5,215,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007B) Weekly VRDNs (Carolinas HealthCare System)/(AMBAC INS)/(Bayerische Landesbank LIQ), 3.450%, 1/3/2008	5,215,000
33,420,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007E) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 3.430%, 1/3/2008	33,420,000
2,370,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 3.450%, 1/3/2008	2,370,000
2,300,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 3.450%, 1/3/2008	2,300,000
10,700,000		Mecklenburg County, NC, (Series 2004B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 3.450%, 1/3/2008	10,700,000
18,430,000	[2,3]	North Carolina Capital Facilities Finance Agency, (PT-3690) Weekly VRDNs (Duke University)/(Merrill Lynch & Co., Inc. LIQ), 3.510%, 1/3/2008	18,430,000
2,655,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Cannon School, Inc.)/(SunTrust Bank LOC), 3.480%, 1/3/2008	2,655,000
1,500,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 3.480%, 1/3/2008	1,500,000
5,840,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 3.500%, 1/2/2008	5,840,000
1,020,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 3.480%, 1/3/2008	1,020,000
1,320,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 3.450%, 1/3/2008	1,320,000
5,500,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 3.450%, 1/3/2008	5,500,000
7,000,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (Republic Services, Inc.), 3.790%, 1/2/2008	7,000,000
14,973,000	[2,3]	North Carolina Capital Facilities Finance Agency, Floater Certificates (Series 2006-1923) Weekly VRDNs (Duke University)/(Morgan Stanley LIQ), 3.500%, 1/3/2008	14,973,000
8,495,000	[2,3]	North Carolina Capital Facilities Finance Agency, MUNITOPS (Series 2006-75) Weekly VRDNs (Duke University)/(Bank of America N.A. LIQ), 3.490%, 1/3/2008	8,495,000
3,580,000	[2,3]	North Carolina Capital Facilities Finance Agency, ROCs (Series 9048) Weekly VRDNs (Duke University)/(Citigroup, Inc. LIQ), 3.500%, 1/3/2008	3,580,000
12,995,000	[2,3]	North Carolina Eastern Municipal Power Agency, Class A Certificates (Series 2002-201) Weekly VRDNs (United States Treasury COL)/(Bear Stearns & Co., Inc. LIQ), 3.520%, 1/3/2008	12,995,000
5,585,000	[2,3]	North Carolina Eastern Municipal Power Agency, MACON Trust (Series 2005G) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.500%, 1/3/2008	5,585,000
4,310,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(RBC Centura Bank LOC), 3.500%, 1/3/2008	4,310,000
6,060,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wachovia Bank N.A. LOC), 3.520%, 1/3/2008	6,060,000
2,000,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co. LOC), 3.450%, 1/2/2008	2,000,000
4,625,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co. LOC), 3.450%, 1/3/2008	4,625,000
6,000,000		North Carolina Medical Care Commission, (Series 2007A) Weekly VRDNs (Community Facilities)/(RBS Citizens Bank N.A. LOC), 3.490%, 1/3/2008	6,000,000
4,895,000	[2,3]	North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ), 3.500%, 1/3/2008	4,895,000
1,985,000	[2,3]	North Carolina State, P-Floats (Series EC-1037) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.600%, 1/3/2008	1,985,000
		TOTAL	178,613,000
		Ohio--5.4%
9,630,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)/(Series 2002-6) Weekly VRDNs (Monroe, OH Local School District)/(AMBAC INS)/(Bank of America N.A. LIQ), 3.460%, 1/3/2008	9,630,000
27,000,000	[2,3]	Buckeye Tobacco Settlement Financing Authority, OH, (MT-524) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.870%, 1/3/2008	27,000,000
14,750,000	[2,3]	Buckeye Tobacco Settlement Financing Authority, OH, Class A Certificates (Series 7071) Weekly VRDNs (Bear Stearns & Co., Inc. LIQ)/(Bear Stearns & Co., Inc. LOC), 3.570%, 1/3/2008	14,750,000
2,555,000		Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris, N.A. LIQ), 3.470%, 1/3/2008	2,555,000
8,000,000	[2,3]	Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/ (Societe Generale, Paris LIQ), 3.510%, 1/2/2008	8,000,000
2,500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 3.500%, 1/3/2008	2,500,000
20,000,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.490%, 1/3/2008	20,000,000
13,565,000		Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 3.490%, 1/2/2008	13,565,000
3,810,000		Mayfield, OH, 4.25% BANs, 9/10/2008	3,822,668
10,990,000	[2,3]	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Lloyds TSB Bank PLC, London LIQ)/(Lloyds TSB Bank PLC, London LOC), 3.970%, 1/3/2008	10,990,000
4,000,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 3.450%, 1/2/2008	4,000,000
9,995,000	[2,3]	Ohio State Turnpike Commission, Class A Certificates (Series 2002-200) Weekly VRDNs (FGIC INS)/(Bear Stearns & Co., Inc. LIQ), 3.520%, 1/3/2008	9,995,000
6,600,000	[2,3]	Ohio State Turnpike Commission, Floater Certificates 1998-71 Weekly VRDNs (FGIC INS)/ (Morgan Stanley LIQ), 3.550%, 1/3/2008	6,600,000
20,900,000	[2,3]	Ohio State, (PT-3802) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.520%, 1/3/2008	20,900,000
1,065,000	[2,3]	Ohio State, P-Floats (Series EC-1073) VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.570%, 1/3/2008	1,065,000
1,510,000	[2,3]	Ohio State, P-Floats (Series EC-1074) VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.570%, 1/3/2008	1,510,000
15,525,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 3.480%, 1/3/2008	15,525,000
		TOTAL	172,407,668
		Oregon--0.9%
28,000,000		Oregon State, (2007 Series A), 4.50% TANs, 6/30/2008	28,116,771
		Pennsylvania--0.6%
7,800,000	[2,3]	Delaware Valley, PA Regional Finance Authority, BB&T Floater Certificates (Series 2028) Weekly VRDNs (AMBAC INS)/(Branch Banking & Trust Co. LIQ), 3.520%, 1/3/2008	7,800,000
500,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC), 3.420%, 1/3/2008	500,000
3,535,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002A) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.450%, 1/3/2008	3,535,000
7,900,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.450%, 1/3/2008	7,900,000
		TOTAL	19,735,000
		Rhode Island--0.2%
5,000,000		Cumberland, RI, 4.00% BANs, 5/15/2008	5,006,216
		South Carolina--1.4%
15,765,000	[2,3]	Greer, SC Combined Utility System, MERLOTS (Series 2002 A-30) Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.500%, 1/2/2008	15,765,000
8,235,000	[2,3]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.500%, 1/3/2008	8,235,000
11,010,000	[2,3]	Piedmont Municipal Power Agency, SC, MERLOTS (Series 2000 A5), 3.70% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	11,010,000
4,255,000		South Carolina State Public Service Authority (Santee Cooper), 2.80% CP, Mandatory Tender 2/7/2008	4,255,000
4,995,000	[2,3]	South Carolina Transportation Infrastructure Bank, PUTTERs (Series 1285Z) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.510%, 1/3/2008	4,995,000
		TOTAL	44,260,000
		South Dakota--0.0%
1,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 3.550%, 1/3/2008	1,000,000
		Tennessee--1.7%
4,000,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series D7-C) Daily VRDNs (Winchester, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 4.000%, 1/2/2008	4,000,000
2,500,000		Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 3.520%, 1/3/2008	2,500,000
5,587,500	[2,3]	Memphis, TN, Floater Certificates (Series 2004-1018), 3.75% TOBs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), Optional Tender 3/6/2008	5,587,500
12,000,000		Memphis-Shelby County, TN Industrial Board, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 3.590%, 1/2/2008	12,000,000
5,850,000		Sevier County, TN Public Building Authority, (Series VI-F-3) Daily VRDNs (Lawrenceburg, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 4.000%, 1/2/2008	5,850,000
8,825,000		Sevier County, TN Public Building Authority, (Series VI-I-2) Daily VRDNs (Campbell County, TN)/(AMBAC INS)/(DePfa Bank PLC LIQ), 3.820%, 1/2/2008	8,825,000
15,000,000	[2,3]	Tennessee Energy Acquisition Corp., (PT-3907) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.820%, 1/3/2008	15,000,000
1,520,000	[2,3]	Tennessee Energy Acquisition Corp., P-Floats (Series EC-1147) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.840%, 1/3/2008	1,520,000
		TOTAL	55,282,500
		Texas--13.3%
6,525,000	[2,3]	Austin, TX Water and Wastewater System, MERLOTS (Series 2002-A1) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.500%, 1/2/2008	6,525,000
18,245,000	[2,3]	Austin, TX, MERLOTS (Series 2000 A3), 3.70% TOBs (MBIA Insurance Corp. INS)/ (Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	18,245,000
10,125,000	[2,3]	Brazos River Authority, TX, ROCs (Series 459CE) Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.590%, 1/3/2008	10,125,000
13,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 3.490%, 1/3/2008	13,000,000
10,490,000	[2,3]	Comal, TX ISD, Solar Eclipse (Series 2007-48), 3.78% TOBs (GTD by Texas PSFG Program)/(U.S. Bank, N.A. LIQ), Optional Tender 7/17/2008	10,490,000
900,000		Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 3.875%, 1/1/2008	900,000
26,700,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993) Daily VRDNs (BP Amoco Corp.), 3.850%, 1/2/2008	26,700,000
8,610,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.), 3.850%, 1/2/2008	8,610,000
4,800,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.), 3.850%, 1/2/2008	4,800,000
10,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1998) Daily VRDNs (BP Amoco Corp.), 3.850%, 1/2/2008	10,000,000
9,570,000		Gulf Coast, TX Waste Disposal Authority, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.850%, 1/2/2008	9,570,000
4,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004) Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(GTD by Republic Services, Inc.), 4.150%, 1/3/2008	4,000,000
4,600,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005) Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 3.850%, 1/2/2008	4,600,000
40,000,000		Harris County, TX HFDC, (Series 2006A) Weekly VRDNs (Methodist Hospital, Harris County, TX), 3.420%, 1/3/2008	40,000,000
30,465,000		Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., Bayerische Landesbank, J.P. Morgan Chase & Co., Northern Trust Co., Chicago, IL and St. Luke's Episcopal Hospital LIQs), 3.750%, 1/2/2008	30,465,000
16,650,000	[2,3]	Harris County, TX HFDC, ROCs (Series 10075) Weekly VRDNs (SCH Healthcare System)/(U.S. Treasury COL)/(Citibank N.A., New York LIQ), 3.500%, 1/3/2008	16,650,000
955,000		Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 3.340%, 1/2/2008	955,000
9,970,000	[2,3]	Harris County, TX, Class A Certificates (Series 2006-280) Weekly VRDNs (Bear Stearns & Co., Inc. LIQ), 3.520%, 1/3/2008	9,970,000
10,335,000	[2,3]	Houston, TX Airport System, SPEARs (DB-357) Weekly VRDNs (FGIC INS)/(Deutsche Bank AG LIQ), 3.490%, 1/3/2008	10,335,000
20,075,000	[2,3]	Houston, TX Water & Sewer System, Class A Certificates (Series 2002-187) Weekly VRDNs (FSA INS)/(Bear Stearns & Co., Inc. LIQ), 3.520%, 1/3/2008	20,075,000
6,525,000	[2,3]	Houston, TX Water & Sewer System, Variable Certificates (Series 2002F) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.500%, 1/3/2008	6,525,000
7,300,000		Houston, TX, (Series E), 3.42% CP, Mandatory Tender 2/13/2008	7,300,000
17,219,000	[2,3]	Leander, TX ISD, (PZ-260) Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 3.600%, 1/3/2008	17,219,000
10,325,000	[2,3]	McKinney, TX ISD, Solar Eclipse (Series 2007-0071), 3.75% TOBs (GTD by Texas PSFG Program)/(U.S. Bank, N.A. LIQ), Optional Tender 2/28/2008	10,325,000
7,000,000	[2,3]	San Antonio, TX ISD, (PT-1184) Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 3.590%, 1/3/2008	7,000,000
33,750,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4281) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.820%, 1/3/2008	33,750,000
15,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, GS Trust (Series 2007-85) Weekly VRDNs (Goldman Sachs Group, Inc. LIQ), 3.540%, 1/3/2008	15,000,000
10,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, P-Floats (Series EC-1170) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.840%, 1/3/2008	10,000,000
10,500,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014) Weekly VRDNs (Dexia Credit Local LIQ), 3.570%, 1/3/2008	10,500,000
7,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015) Weekly VRDNs (Landesbank Hessen-Thueringen LIQ), 3.570%, 1/3/2008	7,000,000
19,485,000		Texas State Department of Housing & Community Affairs, (Series 2005A) Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 3.550%, 1/3/2008	19,485,000
4,695,000	[2,3]	Texas State Transportation Commission, MACON Trust (Series 2005I) Weekly VRDNs (Texas State)/(Bank of America N.A. LIQ), 3.500%, 1/3/2008	4,695,000
19,500,000		Texas State, (Series 2007), 4.50% TRANs, 8/28/2008	19,597,350
		TOTAL	424,411,350
		Utah--1.5%
12,500,000	[2,3]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 3.480%, 1/3/2008	12,500,000
7,430,000	[2,3]	Utah State Transit Authority, (PT-4320) Weekly VRDNs (MBIA Insurance Corp. INS)/ (Dexia Credit Local LIQ), 3.510%, 1/3/2008	7,430,000
10,000,000		Utah State Water Finance Agency, (Series A-18) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.510%, 1/2/2008	10,000,000
5,000,000		Utah State Water Finance Agency, (Series A-19) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.510%, 1/2/2008	5,000,000
9,400,000		Utah State Water Finance Agency, (Series A-21) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.510%, 1/2/2008	9,400,000
2,600,000		Weber County, UT IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 3.550%, 1/3/2008	2,600,000
		TOTAL	46,930,000
		Virginia--0.2%
3,740,000		Alexandria, VA Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West Apartments)/(SunTrust Bank LOC), 3.490%, 1/2/2008	3,740,000
1,210,000	[2,3]	Virginia State, P-Floats (Series EC-1065) VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.570%, 1/3/2008	1,210,000
		TOTAL	4,950,000
		Washington--2.0%
6,995,000	[2,3]	Energy Northwest, WA, (PT-734) Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ), 3.480%, 1/3/2008	6,995,000
2,600,000		Everett, WA Weekly VRDNs (Bank of America N.A. LOC), 3.530%, 1/3/2008	2,600,000
5,000,000	[2,3]	Grant County, WA Public Utilities District NO. 002, Solar Eclipse (Series 2007-96), 3.78% TOBs (MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/6/2008	5,000,000
24,000,000		Issaquah Community Properties, WA, (Series 2001B) Weekly VRDNs (Bank of America N.A. LOC), 3.530%, 1/3/2008	24,000,000
9,770,000	[2,3]	Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A42), 3.35% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	9,770,000
3,685,000	[2,3]	Washington State, (PT-2095) Weekly VRDNs (AMBAC INS)/(KBC Bank NV LIQ), 3.590%, 1/3/2008	3,685,000
10,380,000	[2,3]	Washington State, PUTTERs (Series 1422) Weekly VRDNs (MBIA Insurance Corp. INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.500%, 1/3/2008	10,380,000
		TOTAL	62,430,000
		West Virginia--0.8%
9,500,000		Grant County, WV County Commission, PCRB (Series 1994), 2.90% CP (Virginia Electric & Power Co.), Mandatory Tender 3/3/2008	9,500,000
16,500,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.53% CP (Virginia Electric & Power Co.), Mandatory Tender 2/11/2008	16,500,000
		TOTAL	26,000,000
		Wisconsin--0.6%
2,920,000	[2,3]	Badger, WI Tobacco Asset Securitization Corp., (PA-1361) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.870%, 1/3/2008	2,920,000
2,650,000		Combined Locks, WI, Revenue Refunding Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(LaSalle Bank, N.A. LOC), 3.620%, 1/3/2008	2,650,000
14,000,000	[2,3]	West Allis, WI, (Series 2007 FR/RI-F7) Weekly VRDNs (Wisconsin State Fair Park Exposition Center, Inc)/(Lehman Brothers Holdings, Inc. SWP), 3.570%, 1/2/2008	14,000,000
		TOTAL	19,570,000
		TOTAL MUNICIPAL INVESTMENTS—100% (AT AMORTIZED COST)[4]	3,187,838,986
		OTHER ASSETS AND LIABILITIES – NET – 0.0%[5]	191,821
		TOTAL NET ASSETS –100%	$3,188,030,807

Securities that are subject to the federal alternative minimum tax (AMT) represent 10.9% of the portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2007, these restricted securities amounted to $1,476,916,579, which represented 46.3% of total net assets.

3
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At December 31, 2007, these liquid restricted securities amounted to $1,476,916,579, which represented 46.3% of total net assets.

4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s highest rating category is determined without regard for sub-categories and gradations.  For example, securities rated SP-1+ or SP-1 by Standard & Poor’s, MIG-1 or VMIG-1 by Moody’s Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.  At December 31, 2007, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value
First Tier	Second Tier
97.0%	3.0%

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2007.
Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PCRB	--Pollution Control Revenue Bond
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificate
SPEARs	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Offer Certificates
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Money Market Obligations Trust

By                              /S/ Richard A. Novak

      Richard A. Novak
          Principal Financial Officer

Date                      February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                              /S/ J. Christopher Donahue

         J. Christopher Donahue
         Principal Executive Officer

Date                      February 20, 2008

By                              /S/ Richard A. Novak

          Richard A. Novak
          Principal Financial Officer

Date                      February 21, 2008